Investment in Securities (Tables)	9 Months Ended
Dec. 31, 2022
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2022 and December 31, 2022 consists of the following:

	Millions of yen
	March 31, 2022	December 31, 2022
Equity securities *	¥560,643	¥561,116
Trading debt securities	2,503	2,968
Available-for-sale debt securities	2,174,891	2,107,359
Held-to-maturity debt securities	114,312	114,757

Total	¥2,852,349	¥2,786,200

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥185,115 million and ¥149,314 million as of March 31, 2022 and December 31, 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,650 million and ¥90,709 million as of March 31, 2022 and December 31, 2022, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥11,709 million and ¥15,002 million as of March 31, 2022 and December 31, 2022, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2022 and December 31, 2022, and for the nine and three months ended December 31, 2021 and 2022.

	Millions of yen
	March 31, 2022			Nine months ended December 31, 2021		Three months ended December 31, 2021
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥58,723	¥(13,880)	¥401	¥(57)	¥69	¥(38)	¥21

	Millions of yen
	December 31, 2022			Nine months ended December 31, 2022		Three months ended December 31, 2022
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥68,952	¥(13,648)	¥1,530	¥(368)	¥1,182	¥0	¥286

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2022 and December 31, 2022 are as follows:
March 31, 2022

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥905,004	¥0	¥5,178	¥(77,569)	¥832,613
Japanese prefectural and foreign municipal bond securities	333,449	(132)	2,482	(10,195)	325,604
Corporate debt securities	873,178	0	10,014	(33,632)	849,560
CMBS and RMBS in the Americas	29,349	0	112	(729)	28,732
Other asset-backed securities and debt securities	135,445	(21)	5,456	(2,498)	138,382

	2,276,425	(153)	23,242	(124,623)	2,174,891

Held-to-maturity debt securities:
Japanese government bond securities and other	114,312	0	21,129	0	135,441

	¥2,390,737	¥(153)	¥44,371	¥(124,623)	¥2,310,332

December 31, 2022

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥971,869	¥0	¥1,607	¥(227,391)	¥746,085
Japanese prefectural and foreign municipal bond securities	381,625	(143)	818	(28,290)	354,010
Corporate debt securities	865,330	0	4,623	(97,798)	772,155
CMBS and RMBS in the Americas	43,160	0	44	(2,262)	40,942
Other asset-backed securities and debt securities	198,143	(16)	5,733	(9,693)	194,167

	2,460,127	(159)	12,825	(365,434)	2,107,359

Held-to-maturity debt securities:
Japanese government bond securities and other	114,757	0	12,000	(453)	126,304

	¥2,574,884	¥(159)	¥24,825	¥(365,887)	¥2,233,663

Summary of rollforward of allowance for credit losses
The following table presents a rollforward of the allowance for credit losses for the nine months ended December 3
1
, 2021 and 2022:

		Millions of yen
		Nine months ended December 31, 2021
		Foreign municipal bond securities	Total
Beginning		¥120	¥120
Increase (Decrease) from the effects of changes in foreign exchange rates		4	4

Ending		¥124	¥124

	Millions of yen
	Nine months ended December 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥132	¥21	¥153
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(5)	(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	11	0	11

Ending	¥143	¥16	¥159

The following table presents a rollforward of the allowance for credit losses for the three months ended December 3
1
, 2021 and 2022:

		Millions of yen
		Three months ended December 31, 2021
		Foreign municipal bond securities	Total
Beginning		¥121	¥121
Increase (Decrease) from the effects of changes in foreign exchange rates		3	3

Ending		¥124	¥124

	Millions of yen
	Three months ended December 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥156	¥16	¥172
Increase (Decrease) from the effects of changes in foreign exchange rates	(13)	0	(13)

Ending	¥143	¥16	¥159

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2022 and December 31, 2022, respectively:
March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	46,391	(3,818)	236,472	(10,327)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,543	(995)	37,432	(1,524)	103,975	(2,519)

	¥854,045	¥(43,059)	¥779,685	¥(81,717)	¥1,633,730	¥(124,776)

December 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥156,264	¥(41,597)	¥547,801	¥(185,794)	¥704,065	¥(227,391)
Japanese prefectural and foreign municipal bond securities	200,136	(13,159)	117,775	(15,274)	317,911	(28,433)
Corporate debt securities	374,243	(35,676)	243,218	(62,122)	617,461	(97,798)
CMBS and RMBS in the Americas	26,455	(1,749)	9,400	(513)	35,855	(2,262)
Other asset-backed securities and debt securities	115,803	(5,804)	40,257	(3,905)	156,060	(9,709)

	¥872,901	¥(97,985)	¥958,451	¥(267,608)	¥1,831,352	¥(365,593)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2022 and December 31, 2022, respectively:
March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	43,338	(3,686)	233,419	(10,195)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,489	(974)	37,432	(1,524)	103,921	(2,498)

	¥853,991	¥(43,038)	¥776,632	¥(81,585)	¥1,630,623	¥(124,623)

December 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥156,264	¥(41,597)	¥547,801	¥(185,794)	¥704,065	¥(227,391)
Japanese prefectural and foreign municipal bond securities	200,136	(13,159)	114,322	(15,131)	314,458	(28,290)
Corporate debt securities	374,243	(35,676)	243,218	(62,122)	617,461	(97,798)
CMBS and RMBS in the Americas	26,455	(1,749)	9,400	(513)	35,855	(2,262)
Other asset-backed securities and debt securities	115,744	(5,788)	40,257	(3,905)	156,001	(9,693)

	¥872,842	¥(97,969)	¥954,998	¥(267,465)	¥1,827,840	¥(365,434)